Machinery and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Machinery and Equipment, Net
	September 30, 2024	December 31, 2023
Machinery and equipment	$2,282	$2,263
Accumulated depreciation	(1,300)	(993)
Machinery and equipment, net	$982	$1,270

	December 31, 2023	December 31, 2022
Machinery and equipment	$2,263	$1,518
Accumulated depreciation	(993)	(631)
Machinery and equipment, net	$1,270	$887